Deferred income tax - Movement on the deferred income tax account (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 12, 2022
Deferred income tax
At 1 January		£ (470)	£ (66)
Exchange differences		25	27
Acquisition of companies and businesses		(8)	(448)
(Charged)/credited to the income statement		(26)	14	£ (8)
Credited to other comprehensive income		4	5
Credited/(charged) to equity		1	(2)
At 31 December		(474)	(470)	(66)
Deferred taxation has been presented on the balance sheet as follows:
Deferred tax asset within non-current assets		43	43
Deferred tax liabilities	[1]	(517)	(513)
Deferred tax asset (liability)		(474)	(470)	(66)
Measurement period adjustments
Deferred taxation has been presented on the balance sheet as follows:
Deferred tax liabilities			(2)		£ (2)
Customer lists / intangibles
Deferred income tax
At 1 January		(572)	(84)
Exchange differences		26	32
Acquisition of companies and businesses		(8)	(521)
(Charged)/credited to the income statement		2	1
At 31 December		(552)	(572)	(84)
Deferred taxation has been presented on the balance sheet as follows:
Deferred tax asset (liability)		(552)	(572)	(84)
Accelerated tax depreciation
Deferred income tax
At 1 January		(75)	(50)
Exchange differences		3
Acquisition of companies and businesses			(29)
(Charged)/credited to the income statement		(12)	4
At 31 December		(84)	(75)	(50)
Deferred taxation has been presented on the balance sheet as follows:
Deferred tax asset (liability)		(84)	(75)	(50)
Provisions
Deferred income tax
At 1 January		171	52
Exchange differences		(7)	(8)
Acquisition of companies and businesses			123
(Charged)/credited to the income statement		(15)	4
At 31 December		149	171	52
Deferred taxation has been presented on the balance sheet as follows:
Deferred tax asset (liability)		149	171	52
IFRS 15 Contracts
Deferred income tax
At 1 January		(33)	(9)
Exchange differences		2	2
Acquisition of companies and businesses			(24)
(Charged)/credited to the income statement		(10)	(2)
At 31 December		(41)	(33)	(9)
Deferred taxation has been presented on the balance sheet as follows:
Deferred tax asset (liability)		(41)	(33)	(9)
Tax losses
Deferred income tax
At 1 January		23	14
Acquisition of companies and businesses			3
(Charged)/credited to the income statement		7	2
Credited to other comprehensive income		8	4
At 31 December		38	23	14
Deferred taxation has been presented on the balance sheet as follows:
Deferred tax asset (liability)		38	23	14
Share-based payments
Deferred income tax
At 1 January		16	15
(Charged)/credited to the income statement		(2)	3
Credited/(charged) to equity		1	(2)
At 31 December		15	16	15
Deferred taxation has been presented on the balance sheet as follows:
Deferred tax asset (liability)		15	16	15
Other
Deferred income tax
At 1 January			(4)
Exchange differences		1	1
(Charged)/credited to the income statement		4	2
Credited to other comprehensive income		(4)	£ 1
At 31 December		1		(4)
Deferred taxation has been presented on the balance sheet as follows:
Deferred tax asset (liability)		£ 1		£ (4)

[1]	Goodwill, right-of-use assets, investments in associated undertakings, contract costs, accrued income, accruals, loans, long-term liabilities, lease liabilities, deferred tax liabilities, and provisions have been retrospectively adjusted in 2022, in accordance with IFRS 3, to reflect measurement period adjustments made relating to the Terminix acquisition (see Note B1).